DBX ETF Trust | 1
Schedule of Investments
Xtrackers US 0-1 Year Treasury ETF
August 31, 2026 (Unaudited)
Principal
Amount $ Value $
U.S. TREASURY OBLIGATIONS
— 101.5%
U.S. Treasury Bills
3.704%, 9/1/26 (a)
2,001,600 2,001,600
3.733%, 10/1/26 (a)
4,252,600 4,239,562
3.756%, 10/6/26 (a)
2,362,100 2,353,631
3.751%, 10/8/26 (a)
3,614,000 3,600,215
3.773%, 10/13/26 (a)
2,284,500 2,274,651
3.759%, 10/15/26 (a)
2,318,600 2,308,087
3.813%, 10/20/26 (a)
2,345,500 2,333,636
3.775%, 10/22/26 (a)
2,337,500 2,325,151
3.837%, 10/27/26 (a)
969,800 964,167
3.765%, 10/29/26 (a)
2,967,600 2,949,693
3.761%, 11/3/26 (a)
985,600 979,145
3.808%, 11/5/26 (a)
2,362,200 2,346,259
3.771%, 11/10/26 (a)
989,600 982,441
3.809%, 11/12/26 (a)
2,362,500 2,344,873
3.793%, 11/17/26 (a)
1,006,200 998,192
3.819%, 11/19/26 (a)
2,344,900 2,325,681
3.866%, 11/24/26 (a)
960,200 951,847
3.765%, 11/27/26 (a)
2,928,200 2,901,745
3.809%, 12/1/26 (a)
931,000 922,237
3.876%, 12/3/26 (a)
1,088,400 1,077,832
3.841%, 12/8/26 (a)
931,000 921,490
3.887%, 12/10/26 (a)
1,076,100 1,064,896
3.862%, 12/15/26 (a)
944,000 933,637
3.882%, 12/17/26 (a)
1,075,700 1,063,682
3.892%, 12/22/26 (a)
1,003,000 991,171
3.749%, 12/24/26 (a)
1,686,000 1,665,733
3.917%, 12/29/26 (a)
1,003,000 990,352
3.896%, 12/31/26 (a)
1,058,100 1,044,537
3.863%, 1/7/27 (a)
1,104,000 1,089,129
3.868%, 1/14/27 (a)
1,104,000 1,088,262
3.720%, 1/21/27 (a)
1,751,000 1,724,690
3.889%, 1/28/27 (a)
1,104,000 1,086,463
3.947%, 2/4/27 (a)
1,055,000 1,037,485
3.964%, 2/11/27 (a)
1,101,000 1,081,821
3.772%, 2/18/27 (a)
1,714,800 1,683,655
3.984%, 2/25/27 (a)
1,101,000 1,080,143
3.822%, 3/18/27 (a)
663,900 650,156
3.890%, 4/15/27 (a)
610,000 595,266
3.916%, 5/13/27 (a)
708,200 689,007
4.006%, 6/10/27 (a)
704,900 683,469
4.022%, 7/8/27 (a)
724,800 700,281
4.167%, 8/5/27 (a)
723,000 696,112
(Cost $63,746,498)
63,742,082
U.S. Treasury Bond,4.006%,
8/15/27
45,000 45,910
U.S. Treasury Notes
3.739%, 10/15/26
601,800 602,383
3.804%, 10/31/26
335,300 334,056
Principal
Amount $ Value $
3.804%, 10/31/26
801,100 797,477
3.813%, 10/31/26
908,900 909,200
3.783%, 11/15/26
658,500 655,951
3.783%, 11/15/26
645,300 646,187
3.895%, 11/15/26
57,600 57,863
3.769%, 11/30/26
835,800 836,563
3.771%, 11/30/26
272,200 270,718
3.784%, 11/30/26
791,900 786,825
3.743%, 12/15/26
708,200 709,233
3.785%, 12/31/26
975,000 976,095
3.792%, 12/31/26
330,200 327,853
3.792%, 12/31/26
777,500 770,723
3.786%, 1/15/27
723,900 724,249
3.814%, 1/31/27
871,400 871,948
3.818%, 1/31/27
1,025,800 1,015,385
3.741%, 2/15/27
37,900 38,377
3.825%, 2/15/27
571,400 567,035
3.839%, 2/15/27
670,400 670,873
3.830%, 2/28/27
660,200 653,425
3.838%, 2/28/27
961,200 961,798
3.847%, 2/28/27
205,200 202,321
3.913%, 3/15/27
769,600 770,773
3.902%, 3/31/27
306,000 300,115
3.914%, 3/31/27
704,600 698,529
3.941%, 3/31/27
960,800 960,019
3.971%, 4/15/27
809,400 811,601
3.970%, 4/30/27
445,500 435,163
3.997%, 4/30/27
969,800 967,628
3.997%, 4/30/27
677,900 671,974
4.045%, 5/15/27
724,100 715,388
4.051%, 5/15/27
722,300 724,170
4.044%, 5/31/27
891,400 889,735
4.045%, 5/31/27
406,700 395,990
4.060%, 5/31/27
624,600 617,779
4.121%, 6/15/27
788,100 790,978
4.106%, 6/30/27
506,000 491,075
4.119%, 6/30/27
662,000 657,095
4.120%, 6/30/27
973,800 970,561
4.097%, 7/15/27
754,400 755,654
4.129%, 7/31/27
624,700 616,565
4.130%, 7/31/27
602,400 581,862
4.132%, 7/31/27
950,000 947,182
4.227%, 8/15/27
762,000 758,662
4.230%, 8/15/27
598,000 587,099
4.207%, 8/31/27
920,000 914,870
4.216%, 8/31/27
595,000 588,768
4.218%, 8/31/27
515,000 496,541
(Cost $32,521,921)
32,502,314
TOTAL U.S. TREASURY
OBLIGATIONS
(Cost $96,314,407)
96,290,306

2 | DBX ETF Trust
Schedule of Investments
Xtrackers US 0-1 Year Treasury ETF
(Continued)
August 31, 2026 (Unaudited)
Hidden Row
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
TRSY-PH1
Number
of Shares Value $
CASH EQUIVALENTS — 0.1%
DWS Government Money Market
Series "Institutional Shares",
3.65% (b)
(Cost $129,861)
129,861 129,861
TOTAL INVESTMENTS
— 101.6%
(Cost $96,444,268)
96,420,167
Other assets and liabilities,
net — (1.6%)
(1,550,783)
NET ASSETS — 100.0%
94,869,384
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2026 is as follows:
Value ($) at
5/31/2026
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2026
Value ($) at
8/31/2026
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series "Institutional Shares", 3.65% (b)
80,209 892,145 842,493 — — 1,122 — 129,861 129,861
(a)
Annualized yield at time of purchase; not a coupon rate.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
Assets Level 1 Level 2 Level 3 Total
U.S. Treasury Obligations (a)
$ — $ 96,290,306 $ — $ 96,290,306
Short-Term Investments (a)
129,861 — — 129,861
TOTAL
$ 129,861 $ 96,290,306 $ — $ 96,420,167
(a)
See Schedule of Investments for additional detailed categorizations.